OPERATING COSTS AND EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Amortization of right-of-use assets	$ 33,824	$ 29,656
Post-employment benefit expense in profit or lossRetirement benefits	13,378	11,496
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of property, plant and equipment	24,793	20,235
Amortization of right-of-use assets	27,146	24,021
Amortization of intangible assets	13,247	11,238
Wages, salaries and other employee benefits	867,743	977,273
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation of property, plant and equipment	8,881	8,220
Amortization of right-of-use assets	6,678	5,635
Amortization of intangible assets	71,925	71,825
Wages, salaries and other employee benefits	267,616	221,888
EV customer settlement - other	24,190	0
Post-employment benefit expense in profit or lossRetirement benefits	$ 13,378	$ 11,496